Share based compensation - Activity SOP 2019 (Details) - SOP 2019	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of awards
Unvested awards outstanding at beginning of period (in shares)	1,304,804
Forfeited during the period (in shares)	(1,243,947)
Unvested awards outstanding at end of period (in shares)	60,857	1,304,804
Weighted average remaining life (years)
Weighted average remaining life for unvested awards outstanding (in years)	3 months 18 days	1 year 4 months 24 days
Weighted average exercise price
Weighted average exercise price, unvested awards outstanding (in eur per share) | $ / shares	$ 1.00	$ 1.00
Weighted average fair value
Weigthed average fair value, unvested awards (in dollars per share) | $ / shares	$ 0.78	$ 6.65